Shareholder Report	6 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	NORTH COUNTRY FUNDS
Entity Central Index Key	0001123460
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000030518
Shareholder Report [Line Items]
Fund Name	North Country Large Cap Equity Fund
Trading Symbol	NCEGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about North Country Large Cap Equity Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.northcountryfunds.com. You can also request this information by contacting us at (888) 350-2990.
Additional Information Phone Number	(888) 350-2990
Additional Information Website	www.northcountryfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fund	$50	1.02%Footnote Reference*

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.02%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 120,250,336
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 422,876
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$120,250,336 Number of Portfolio Holdings63 Advisory Fee (net of waivers)$422,876 Portfolio Turnover1%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.3%
Money Market Funds	0.7%

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market Funds	0.7%
Utilities	1.4%
Materials	1.9%
Real Estate	2.7%
Energy	3.2%
Consumer Staples	6.8%
Industrials	8.0%
Communications	8.6%
Health Care	10.5%
Consumer Discretionary	11.1%
Financials	15.5%
Technology	29.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corporation	7.8%
NVIDIA Corporation	7.4%
Apple, Inc.	6.7%
Amazon.com, Inc.	4.3%
Alphabet, Inc., Class A	4.0%
Meta Platforms, Inc., Class A	2.9%
JPMorgan Chase & Company	2.8%
Home Depot, Inc. (The)	2.4%
Walmart, Inc.	2.3%
Salesforce, Inc.	2.2%